Consolidated and Combined Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 91,834	$ 83,362	$ 63,534
Time charter expenses	(1,466)	(1,100)	(762)
Direct vessel expenses	(3,093)	(1,602)	(1,283)
Management fees (entirely through related party transactions)	(20,862)	(17,613)	(14,166)
General and administrative expenses	(2,968)	(2,497)	(1,296)
Depreciation and amortization	(25,534)	(22,686)	(19,509)
Interest expenses and finance cost	(12,843)	(10,830)	(25,473)
Interest income	190	0	0
Other income	4	88	119
Other expense	(372)	(50)	0
Net income	24,890	27,072	1,164
Add: Predecessor net loss prior to initial public offering on November 18, 2014	0	0	1,387
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	24,890	27,072	2,551
Earnings attributable to:
Common unit holders	11,306	12,465	1,250
Subordinated Series A unit holders	1,906	1,598	0
Subordinated unit holders	11,186	12,465	1,250
General partner	$ 492	$ 544	$ 51
Earnings per unit (basic and diluted)
Common unit holders	$ 1.19	$ 1.33	$ 0.13
Subordinated Series A unit holders	1.2	1.86	0
Subordinated unit holders	1.19	1.33	0.13
General partner	$ 1.19	$ 1.36	$ 0.13
Weighted average units outstanding (basic and diluted)
Common units	9,457,455	9,342,692	9,342,692
Subordinated Series A unit holders	1,592,920	859,740	0
Subordinated unit holders	9,342,692	9,342,692	9,342,692
General Partner	415,286	398,880	381,334